Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities:
Net loss	$ (6,420,341)	$ (13,855,796)	$ (17,291,732)	$ (18,471,333)
Adjustments to reconcile net loss to cash used in operating activities
Change in fair value of warrant liability	(20,722)	115,342	(94,396)	(4,315,236)
Change in fair value of investment option liability	(18,664)	399,921	(208,752)	(3,472,726)
Change in fair value of derivative liability		(727,000)	(727,000)	325,000
Stock-based compensation	1,090,716	1,785,432	2,150,160	2,620,671
Inducement expense			1,848,235
Impairment of intangibles				7,453,662
Non-cash income tax benefit				(1,504,302)
Amortization of right of use asset		64,246	64,048	107,291
Amortization of intangibles	126,564	126,566	168,754	168,750
Depreciation expense	128,438	132,734	175,228	159,160
Gain on disposal of property and equipment		(4,219)	(4,206)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	(3,674)	(746,033)	(6,857)	(374,058)
Accounts payable and accrued liabilities	(1,296,907)	429,688	(103,848)	263,686
Right-of-use operating lease asset and obligation		(64,244)	(64,045)	(107,288)
Net cash used in operating activities	(6,414,590)	(12,343,363)	(14,094,411)	(17,146,723)
Cash Flows From Investing Activities:
Purchases of property and equipment		(5,195)	(5,180)	(584,165)
Proceeds from disposal of property and equipment		16,900	16,847
Net cash provided by investing activities		11,705	11,667	(584,165)
Cash Flows From Financing Activities:
Proceeds from common stock sold under the Equity Distribution Agreement, net of offering costs	2,290,186			17,222,099
Proceeds from the subscription receivable related to the issuance of Inducement Warrants and the exercise of warrants and preferred investment options	1,804,819
Proceeds from exercise of Inducement Warrants	2,676,980
Proceeds from common stock sold under the Purchase Agreement, net of offering costs	599,862
Payment for offering costs previously accrued	(161,461)	(105,000)	(291,084)
Redemption of Series A Preferred Stock		(1,052,057)	(1,052,057)
Proceeds from the sale of redeemable non-controlling interest, net of offering costs				958,038
Net cash provided by (used in) financing activities	7,210,386	(1,157,057)	(1,343,141)	18,180,137
Effect of Foreign Exchange Rate on Changes on Cash	27,910	31,399	(10,022)	(81,364)
Net increase (decrease) in cash	823,706	(13,457,316)	(15,435,907)	367,885
Cash at beginning of period	2,287,977	17,723,884	17,723,884	17,355,999
Cash at end of period	3,111,683	4,266,568	2,287,977	17,723,884
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest				5,249
Income taxes paid	24,001	6,595	9,507
Warrants issued in conjunction with common stock issuance				3,595,420
Issuance of embedded derivative				402,000
Stock subscription receivable			1,817,640
Offering costs accrued not paid	35,455	20,800	182,724
Warrants issued for offering costs			77,991
Issuance of common shares for offering costs	771,293		255,107
Induced conversion of warrants and preferred investment options			683,997
Preferred dividends attributable to redeemable non-controlling interest		19,041	19,041	33,014
Investment options issued in conjunction with common stock issuance				4,323,734
Modification of warrants as part of share capital raise				251,357
Accretion of embedded derivative to redemption value		147,988	$ 147,988	$ 295,976
Deferred offering costs charged to offering costs	$ 495,544